Income Taxes - Schedule of Information about Income Taxes Expense Benefit Recognized Directly in Other Comprehensive Income (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Items that will never be reclassified to profit or loss:
Remeasurement of defined benefit obligations	$ 37,622	$ (38,908)	$ (155,930)
Items that are or may be reclassified subsequently to profit or loss:
Foreign operations - foreign currency translation differences	$ (459,729)	$ (191,809)	$ (316,372)